UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one): [ ] a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:       Greenhaven Associates, Inc.
            Three Manhattanville Road
            Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Chris A. Wachenheim
Title:      Executive Vice President
Phone:      914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim            Purchase, NY        November 10, 2005
------------------------            ------------        -----------------
     [Signature]                    [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

--------------------------          ------------------------------------------
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                      13F Period Ending September 30, 2005

            COL 1                    COL 2        COL 3        COL 4       COL 5              COL 6                  COL 7

                                    TITLE OF                   VALUE     PRINCIPAL                 SHARED    VOTING AUTHORITY SHARES
          SECURITY                    CLASS       CUSIP        ($000)     AMOUNT        SOLE        OTHER       SOLE          NONE
Advance Auto Parts (AAP)             COMMON     00751Y106    $162,918    4,211,950     977,575    3,234,375    977,575     3,234,375
Alcoa Inc (AA)                       COMMON     013817101     $56,435    2,311,000                2,311,000                2,311,000
American Int'l Group (AIG)           COMMON     026874107    $114,279    1,844,400     289,300    1,555,100    289,300     1,555,100
Anadarko Petroleum Corp (APC)        COMMON     032511107    $334,763    3,496,220     170,000    3,326,220    170,000     3,326,220
Beazer Homes (BZH)                   COMMON     07556Q105     $19,341      329,650      20,000      309,650     20,000       309,650
Burlington Northern Santa Fe (BNI)   COMMON     12189T104    $195,187    3,264,000     328,500    2,935,500    328,500     2,935,500
Burlington Res Inc. (BR)             COMMON     122014103        $224        2,750                    2,750                    2,750
Centex Corp (CTX)                    COMMON     152312104    $496,015    7,680,630   1,982,200    5,698,430  1,982,200     5,698,430
China Netcom Group - ADR (CN)        COMMON     16940Q101     $58,206    1,695,000      80,000    1,615,000     80,000     1,615,000
Genesis Energy LP (GEL)              COMMON     371927104      $4,969      428,400     266,210      162,190    266,210       162,190
Honda Motors (HMC)                   COMMON     438128308     $38,317    1,349,200                1,349,200                1,349,200
International Paper (IP)             COMMON     460146103     $37,536    1,259,600                1,259,600                1,259,600
KB Home  (KBH)                       COMMON     48666K109      $3,155       43,100                   43,100                   43,100
Lennar Corp Class B (LEN.B)          COMMON     526057302     $13,531      244,200       3,000      241,200      3,000       241,200
Lennar Corporation (LEN)             COMMON     526057104      $8,342      139,600                  139,600                  139,600
Longview Fibre (LFB)                 COMMON     543213102      $8,418      431,900      75,000      356,900     75,000       356,900
Plains All Amer Pipeline LP (PAA)    COMMON     726503105      $1,492       35,000                   35,000                   35,000
Pulte Homes Inc. (PHM)               COMMON     745867101     $12,494      291,100                  291,100                  291,100
Smurfit Stone (SSCC)                 COMMON     832727101     $20,477    1,976,500   1,296,500      680,000  1,296,500       680,000
Standard Pacific Corp (SPF)          COMMON     85375C101     $28,028      675,200                  675,200                  675,200
Timberwest Forest CRP (TWTUF)        COMMON     887147205      $8,325      640,400     339,000      301,400    339,000       301,400
Toll Brothers, Inc. (TOL)            COMMON     889478103        $402        9,000       9,000            0      9,000
Toyota Motor Corp [TM]               COMMON     892331307    $418,399    4,529,600     677,000    3,852,600    677,000     3,852,600
Union Pacific Corp (UNP)             COMMON     907818108    $328,149    4,576,700     638,000    3,938,700    638,000     3,938,700
UnumProvident Corp (UNM)             COMMON     91529Y106    $153,566    7,491,000   1,387,500    6,103,500  1,387,500     6,103,500
Weyerhaeuser Co (WY)                 COMMON     962166104    $108,666    1,580,600       2,500    1,578,100      2,500     1,578,100
YARA International (YARIY)           COMMON     984851204     $68,059    3,768,500     115,000    3,653,500    115,000     3,653,500
                                                           $2,699,694